UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund
Government Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Government Fund	(Click Here)
Notes to the Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 for Capital Reserves Class, Daily Money Class, Advisor B Class, and Advisor C Class or 1-800-544-8544 for Premium Class of Tax-Exempt Fund and the retail class of Treasury Fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities. Government Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015), except for Fidelity Treasury Fund of Treasury Fund and Premium Class of Tax-Exempt Fund. For Fidelity Treasury Fund and Premium Class, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 6, 2015 to April 30, 2015. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2015	Expenses Paid During Period
Treasury
Capital Reserves Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40*
Daily Money Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40*
Advisor B Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40*
Advisor C Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40*
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40*
Fidelity Treasury Fund	.09%
Actual		$ 1,000.00	$ 1,000.01	$ .06 C
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45 D
Prime
Capital Reserves Class	.23%
Actual		$ 1,000.00	$ 1,000.05	$ 1.14*
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15*
Daily Money Class	.23%
Actual		$ 1,000.00	$ 1,000.05	$ 1.14*
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15*
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2015	Expenses Paid During Period
Tax-Exempt
Capital Reserves Class	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25*
Daily Money Class	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25*
Fidelity Tax-Free Money Market Fund	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25*
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25*
Premium Class	.08%
Actual		$ 1,000.00	$ 1,000.01	$ .05 C
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40 D
Government
Capital Reserves Class	.12%
Actual		$ 1,000.00	$ 1,000.05	$ .60*
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60*
Daily Money Class	.12%
Actual		$ 1,000.00	$ 1,000.05	$ .60*
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60*

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 25/365 (to reflect the period April 6, 2015 to April 30, 2015.)

D Hypothetical expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

* Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/15	% of fund's investments 10/31/14	% of fund's investments 4/30/14
1 - 7	58.9	72.1	57.9
8 - 30	4.5	3.9	11.2
31 - 60	11.3	0.0	6.9
61 - 90	6.7	6.6	4.5
91 - 180	10.7	10.4	13.4
> 180	7.9	7.0	6.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/15	10/31/14	4/30/14
Treasury Fund	42 Days	38 Days	40 Days
All Taxable Money Market Funds Average*	41 Days	47 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/15	10/31/14	4/30/14
Treasury Fund	70 Days	61 Days	55 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Treasury Debt 46.2%	Treasury Debt 26.8%
Repurchase Agreements 54.3%	Repurchase Agreements 65.4%
Net Other Assets (Liabilities)† (0.5)%	Net Other Assets (Liabilities) 7.8%

† Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	4/30/15	1/31/15	10/31/14	7/31/14	4/30/14

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Treasury Fund	0.01%	N/A	N/A	N/A	N/A

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2015, the most recent period shown in the table, would have been -0.94% for Capital Reserves Class, -0.68% for Daily Money Class, -1.44% for Advisor B Class, -1.44% for Advisor C Class, and -0.66% for Fidelity Treasury Fund.

Semiannual Report

Treasury Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 46.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 46.2%
U.S. Treasury Bills
7/9/15 to 9/17/15	0.12 to 0.15%	$ 141,000	$ 140,944
U.S. Treasury Notes
5/15/15 to 10/31/16	0.07 to 0.33 (b)	2,097,910	2,102,704
TOTAL TREASURY DEBT (Cost $2,243,648)			2,243,648
Treasury Repurchase Agreement - 54.3%
	Maturity Amount (000s)
In a joint trading account at:
0.1% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Treasury Obligations) #	$ 1,984,741	1,984,735
0.1% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Treasury Obligations) #	46,789	46,789
With:
BNP Paribas Securities Corp. at 0.08%, dated:
4/24/15 due 5/7/15 (Collateralized by U.S. Treasury Obligations valued at $239,821,706, 0% - 6.75%, 7/16/15 - 8/15/44)	235,017	235,000
4/27/15 due 5/7/15 (Collateralized by U.S. Treasury Obligations valued at $182,057,350, 0% - 8.13%, 10/15/15 - 2/15/43)	178,012	178,000
ING Financial Markets LLC at 0.08%, dated 4/2/15 due 5/6/15 (Collateralized by U.S. Treasury Obligations valued at $73,628,945, 1% - 4.75%, 9/30/16 - 2/15/41)	72,005	72,000
Wells Fargo Securities, LLC at 0.12%, dated:
2/9/15 due 7/9/15 (Collateralized by U.S. Treasury Obligations valued at $56,115,160, 2.38%, 6/30/18)	55,028	55,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.12%, dated: - continued
2/11/15 due 7/13/15 (Collateralized by U.S. Treasury Obligations valued at $41,831,061, 2.38%, 8/15/24)	$ 41,021	$ 41,000
3/16/15 due 6/15/15 (Collateralized by U.S. Treasury Obligations valued at $24,483,848, 1%, 5/31/18)	24,007	24,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $2,636,524)		2,636,524
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,880,172)		4,880,172
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(25,789)
NET ASSETS - 100%		$ 4,854,383
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,984,735,000 due 5/01/15 at 0.10%
BNP Paribas Securities Corp.	$ 322,720
Bank Of Nova Scotia (THE)	36,014
Citibank NA	128,389
Credit Agricole CIB New York Branch	700,369
Credit Suisse Securities (USA) LLC	126,048
HSBC Securities (USA), Inc.	53,202
J.P. Morgan Securities, Inc.	320,521
Merrill Lynch, Pierce, Fenner & Smith, Inc.	85,532
Societe Generale	85,893
Wachovia Bank NA	54,020
Wells Fargo Securities LLC	72,027
$ 1,984,735
$46,789,000 due 5/01/15 at 0.10%
Barclays Capital, Inc.	$ 13,066
J.P. Morgan Securities, Inc.	24,565
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,158
$ 46,789
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,636,524) - See accompanying schedule: Unaffiliated issuers (cost $4,880,172)		$ 4,880,172
Receivable for fund shares sold		79,261
Interest receivable		6,749
Prepaid expenses		4
Receivable from investment adviser for expense reductions		4
Total assets		4,966,190

Liabilities
Payable for fund shares redeemed	$ 111,131
Distributions payable	14
Accrued management fee	160
Distribution and service plan fees payable	6
Other affiliated payables	463
Other payables and accrued expenses	33
Total liabilities		111,807

Net Assets		$ 4,854,383
Net Assets consist of:
Paid in capital		$ 4,854,354
Accumulated undistributed net realized gain (loss) on investments		29
Net Assets		$ 4,854,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($957,219 ÷ 957,188 shares)	$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,782,769 ÷ 3,781,745 shares)	$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($9,267 ÷ 9,261 shares)A	$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($99,499 ÷ 99,483 shares)A	$ 1.00

Fidelity Treasury Fund: Net Asset Value, offering price and redemption price per share ($5,629 ÷ 5,629 shares)	$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 2,541

Expenses
Management fee	$ 7,060
Transfer agent fees	5,654
Distribution and service plan fees	8,912
Accounting fees and expenses	240
Custodian fees and expenses	9
Independent trustees' compensation	12
Registration fees	597
Audit	26
Legal	10
Miscellaneous	457
Total expenses before reductions	22,977
Expense reductions	(20,715)	2,262
Net investment income (loss)		279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23
Net increase in net assets resulting from operations		$ 302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 279	$ 550
Net realized gain (loss)	23	22
Net increase in net assets resulting from operations	302	572
Distributions to shareholders from net investment income	(279)	(550)
Share transactions - net increase (decrease)	(1,503,069)	919,872
Total increase (decrease) in net assets	(1,503,046)	919,894

Net Assets
Beginning of period	6,357,429	5,437,535
End of period	$ 4,854,383	$ 6,357,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D
Expenses before reductions	1.01%A	.98%	.98%	.98%	.98%	.97%
Expenses net of fee waivers, if any	.08%A	.07%	.12%	.14%	.14%	.22%
Expenses net of all reductions	.08%A	.07%	.12%	.14%	.14%	.22%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 957	$ 1,525	$ 1,205	$ 1,365	$ 1,300	$ 1,126

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D
Expenses before reductions	.75%A	.73%	.73%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.08%A	.07%	.12%	.14%	.13%	.22%
Expenses net of all reductions	.08%A	.07%	.12%	.14%	.13%	.22%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,783	$ 4,718	$ 4,097	$ 3,750	$ 3,760	$ 2,056

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets E
Expenses before reductions	1.51%A	1.48%	1.48%	1.49%	1.49%	1.48%
Expenses net of fee waivers, if any	.08%A	.07%	.12%	.13%	.14%	.22%
Expenses net of all reductions	.08%A	.07%	.12%	.13%	.14%	.22%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 21	$ 27	$ 38	$ 47

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets E
Expenses before reductions	1.51%A	1.48%	1.48%	1.49%	1.48%	1.48%
Expenses net of fee waivers, if any	.08%A	.07%	.12%	.14%	.14%	.22%
Expenses net of all reductions	.08%A	.07%	.12%	.14%	.14%	.22%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 99	$ 101	$ 114	$ 102	$ 126	$ 105

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Treasury Fund

Period ended April 30, 2015 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total ReturnB, C	-%
Ratios to Average Net Assets E
Expenses before reductions	.42%A
Expenses net of fee waivers, if any	.09%A
Expenses net of all reductions	.09%A
Net investment income (loss)	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 6

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/15	% of fund's investments 10/31/14	% of fund's investments 4/30/14
1 - 7	35.2	38.0	29.2
8 - 30	21.6	23.3	25.8
31 - 60	14.0	9.0	17.1
61 - 90	12.9	8.5	12.5
91 - 180	15.5	16.3	12.2
> 180	0.8	4.9	3.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/15	10/31/14	4/30/14
Prime Fund	40 Days	50 Days	47 Days
All Taxable Money Market Funds Average*	41 Days	47 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/15	10/31/14	4/30/14
Prime Fund	66 Days	86 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Certificates of Deposit 46.1%		Certificates of Deposit 49.6%
	Commercial Paper 11.0%		Commercial Paper 3.8%
	Variable Rate Demand Notes (VRDNs) 0.2%		Variable Rate Demand Notes (VRDNs) 0.2%
	Other Notes 1.4%		Other Notes 1.2%
	Treasury Debt 3.0%		Treasury Debt 3.0%
	Government Agency Debt 7.8%		Government Agency Debt 9.1%
	Other Instruments 17.3%		Other Instruments 16.6%
	Repurchase Agreements 13.1%		Repurchase Agreements 16.8%
	Net Other Assets (Liabilities) 0.1%		Net Other Assets (Liabilities)† (0.3)%
* Foreign investments	74.0%	** Foreign investments	67.8%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/15	1/31/15	10/31/14	7/31/14	4/30/14

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2015, the most recent period shown in the table, would have been -1.01% for Capital Reserves Class and -0.76% for Daily Money Class.

Semiannual Report

Prime Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 46.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.5%
State Street Bank & Trust Co.
	6/8/15	0.26% (c)	$ 69,000	$ 69,000
Wells Fargo Bank NA
	9/1/15	0.27 (c)	175,000	175,000
				244,000
London Branch, Eurodollar, Foreign Banks - 3.5%
Mizuho Bank Ltd.
	5/5/15 to 7/15/15	0.26 to 0.28	310,000	309,847
National Australia Bank Ltd.
	7/7/15 to 9/30/15	0.30	259,000	259,000
				568,847
New York Branch, Yankee Dollar, Foreign Banks - 41.1%
Bank of Montreal
	7/14/15 to 8/18/15	0.26 (c)	199,000	199,000
Bank of Montreal Chicago CD Program
	6/5/15 to 7/9/15	0.25 to 0.27	113,000	113,000
Bank of Nova Scotia
	5/15/15 to 10/28/15	0.25 to 0.36 (c)	575,000	575,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	6/3/15 to 8/4/15	0.27	858,000	858,001
BNP Paribas New York Branch
	7/2/15	0.27	169,000	169,000
Canadian Imperial Bank of Commerce
	6/17/15 to 10/5/15	0.25 to 0.36 (c)	352,000	352,000
Credit Agricole CIB
	5/4/15	0.29	180,000	180,000
Credit Industriel et Commercial
	5/6/15	0.14	381,000	381,000
Credit Suisse
	6/11/15 to 9/14/15	0.36 to 0.38 (c)	264,000	264,000
Mitsubishi UFJ Trust & Banking Corp.
	7/14/15	0.28	2,000	2,000
Mizuho Corporate Bank Ltd.
	5/4/15 to 7/28/15	0.28 to 0.29	558,000	558,000
Natexis Banques Populaires New York Branch
	5/4/15 to 7/31/15	0.14 to 0.31 (c)	797,000	797,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Rabobank Nederland New York Branch
	6/5/15 to 6/12/15	0.24 to 0.25%	$ 503,000	$ 503,000
Royal Bank of Canada
	11/10/15	0.27 (c)	100,000	100,000
Sumitomo Mitsui Banking Corp.
	5/5/15 to 10/15/15	0.28 to 0.38 (c)	810,600	810,600
Sumitomo Mitsui Trust Banking Ltd.
	6/5/15 to 7/3/15	0.29	518,000	518,000
Toronto-Dominion Bank
	5/18/15 to 10/6/15	0.24 to 0.31 (c)	313,000	313,000
				6,692,601
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,505,448)				7,505,448
Financial Company Commercial Paper - 10.8%

Bank of Nova Scotia
	8/17/15	0.31	6,000	5,994
Commonwealth Bank of Australia
	7/13/15 to 7/22/15	0.27 (c)	810,000	810,000
DNB Bank ASA
	8/24/15	0.30	65,000	64,938
Fortis Funding LLC
	8/3/15	0.28	175,000	174,872
National Australia Bank Ltd.
	7/9/15	0.26 (c)	362,000	362,000
Sumitomo Trust & Banking Co. Ltd.
	8/31/15	0.29	175,000	174,828
Toronto Dominion Holdings (U.S.A.)
	9/11/15	0.30	155,000	154,828
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,747,460)				1,747,460
Other Commercial Paper - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Caisse centrale Desjardins
(Cost $32,000)	5/5/15	0.14%	$ 32,000	$ 32,000
Treasury Debt - 3.0%

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bills
	6/25/15 to 9/17/15	0.15 to 0.16	244,000	243,896
U.S. Treasury Notes
	8/31/15 to 9/15/15	0.14 to 0.20	248,000	248,160
TOTAL TREASURY DEBT (Cost $492,056)				492,056
Other Note - 1.4%

Medium-Term Notes - 1.4%
International Bank Reconstruction & Development
	10/28/15	0.30	64,000	64,000
Svenska Handelsbanken AB
	10/15/15	0.33 (b)(c)	33,000	33,000
	9/25/15	0.00 (c)	50,000	50,000
	9/25/15	0.00 (c)	50,000	50,000
	9/25/15	0.00 (c)	33,000	33,000
TOTAL OTHER NOTE (Cost $230,000)				230,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	5/7/15	0.18 (c)
(Cost $33,000)			33,000	33,000
Government Agency Debt - 7.8%

Federal Agencies - 7.8%
Fannie Mae
	1/26/17	0.20 (c)	90,000	89,984
Government Agency Debt - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Federal Home Loan Bank
	8/17/15 to 12/23/16	0.17 to 0.35% (c)	$ 830,000	$ 829,972
Freddie Mac
	6/26/15 to 7/17/15	0.17 (c)	355,000	354,993
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,274,949)				1,274,949
Other Instrument - 17.3%

Time Deposits - 17.3%
Bank of New York Mellon (TD)
	5/1/15	0.07	650,000	650,000
Barclays Bank PLC
	5/1/15	0.14	193,000	193,000
BNP Paribas
	5/1/15	0.08	64,000	64,000
Credit Agricole CIB
	5/1/15	0.10	635,000	635,000
DNB Bank ASA
	5/6/15	0.14	513,000	513,000
Fortis Bank (TD)
	5/1/15	0.08	64,000	64,000
Skandinaviska Enskilda Banken AB
	5/1/15	0.07	184,000	184,000
Swedbank AB
	5/4/15	0.14	511,000	511,000
TOTAL OTHER INSTRUMENT (Cost $2,814,000)				2,814,000
Government Agency Repurchase Agreement - 5.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.12% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations) #	$ 897,044	$ 897,041
0.13% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations) #	48,707	48,707
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $945,748)		$ 945,748
Other Repurchase Agreement - 7.3%

Other Repurchase Agreement - 7.3%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.38%, dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations valued at $35,020,089, 3% - 5.5%, 12/25/32 - 9/25/44)	34,000	34,000
0.46%, dated 4/29/15 due 5/6/15 (Collateralized by U.S. Government Obligations valued at $53,564,001, 0.23% - 3.25%, 8/16/43 - 10/16/53)	52,005	52,000
0.75%, dated:
1/6/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $163,137,221, 0.53% - 5.22%, 11/8/17 - 8/10/43)	155,484	155,000
1/8/15 due 6/8/15 (Collateralized by U.S. Government Obligations valued at $48,523,107, 0.43% - 1.03%, 10/16/46 - 10/16/53)	47,148	47,000
0.81%, dated 4/6/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $25,764,399, 0% - 6.5%, 5/20/21 - 4/25/45)	25,069	25,000
0.83%, dated:
3/19/15 due 8/17/15 (Collateralized by Corporate Obligations valued at $111,408,653, 0.3% - 7.2%, 7/15/15 - 2/10/45)	106,369	106,000
4/2/15 due 8/20/15 (Collateralized by U.S. Government Obligations valued at $36,073,665, 3% - 1,156.5%, 3/15/18 - 9/15/44)	35,113	35,000
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $28,856,402, 4% - 5%, 12/25/20 - 8/25/44)	28,100	28,000
4/8/15 due 8/26/15 (Collateralized by U.S. Government Obligations valued at $17,519,076, 4.5%, 1/20/40)	17,055	17,000
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $52,554,435, 3.25% - 4.5%, 10/16/43 - 10/16/53)	51,185	51,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.34%, dated 4/27/15 due 5/7/15 (Collateralized by Equity Securitites valued at $35,870,924)	$ 33,009	$ 33,000
0.73%, dated:
2/19/15 due 7/29/15 (Collateralized by Corporate Obligations valued at $70,753,893, 0.25% - 4.75%, 3/15/16 - 3/30/43)	65,237	65,000
2/24/15 due 7/29/15 (Collateralized by Corporate Obligations valued at $130,609,348, 0.75% - 5%, 1/15/16 - 10/15/49)	120,440	120,000
J.P. Morgan Securities, LLC at:
0.15%, dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations valued at $13,390,988, 0% - 5.92%, 5/5/15 - 3/15/43)	13,000	13,000
0.25%, dated 4/29/15 due 5/6/15 (Collateralized by U.S. Government Obligations valued at $66,950,816, 4.47% - 7.02%, 8/25/31 - 7/25/43)	65,003	65,000
0.73%, dated:
2/4/15 due 7/29/15 (Collateralized by Mortgage Loan Obligations valued at $96,289,908, 2.57% - 6.88%, 12/25/34 - 2/12/51)	89,325	89,000
2/9/15 due 7/29/15 (Collateralized by U.S. Government Obligations valued at $53,348,362, 0%, 8/15/19 - 11/29/49)	49,181	49,000
2/12/15 due 7/29/15 (Collateralized by Mortgage Loan Obligations valued at $102,761,217, 0.38% - 7.62%, 7/15/27 - 1/15/49)	95,347	95,000
3/11/15 due 7/29/15 (Collateralized by Mortgage Loan Obligations valued at $1,083,764, 6.15%, 9/11/42)	1,003	1,000
RBC Capital Markets Co. at:
0.24%, dated 4/29/15 due 5/7/15 (Collateralized by U.S. Government Obligations valued at $19,404,485, 0% - 8.23%, 12/15/31 - 2/20/45)	19,002	19,000
0.31%, dated 3/23/15 due 5/7/15 (Collateralized by U.S. Government Obligations valued at $24,499,502, 2.47% - 7.5%, 5/15/23 - 2/20/45)	24,019	24,000
0.38%, dated:
4/8/15 due 5/7/15 (Collateralized by Equity Securities valued at $18,364,537)	17,016	17,000
4/30/15 due 5/7/15 (Collateralized by Municipal Bond Obligations valued at $13,650,145, 0.08% - 7.35%, 1/1/23 - 7/1/40)	13,012	13,000
0.4%, dated:
4/9/15 due 5/7/15 (Collateralized by Corporate Obligations valued at $7,561,849, 3.88% - 14%, 3/15/18 - 3/15/24)	7,002	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated: - continued
4/21/15 due 5/5/15 (Collateralized by Mortgage Loan Obligations valued at $7,550,607, 0.46% - 6.92%, 11/15/26 - 12/10/49)	$ 7,001	$ 7,000
0.42%, dated 4/9/15 due 5/7/15 (Collateralized by Mortgage Loan Obligations valued at $18,181,923, 0.31% - 6.92%, 7/25/20 - 10/15/48)	17,006	17,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,184,000)		1,184,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $16,258,661)		16,258,661
NET OTHER ASSETS (LIABILITIES) - 0.1%		10,957
NET ASSETS - 100%		$ 16,269,618
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,000,000 or 0.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$897,041,000 due 5/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 88,799
Bank of America NA	240,288
Barclays Capital, Inc.	62,533
Credit Agricole CIB New York Branch	44,400
Credit Suisse Securities (USA) LLC	133,199
HSBC Securities (USA), Inc.	62,515
J.P. Morgan Securities, Inc.	110,999
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,821
Societe Generale	29,304
Wells Fargo Securities LLC	112,183
$ 897,041
$48,707,000 due 5/01/15 at 0.13%
Citibank NA	$ 24,351
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,261
Societe Generale	9,740
Wachovia Bank NA	10,355
$ 48,707
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,129,748) - See accompanying schedule: Unaffiliated issuers (cost $16,258,661)		$ 16,258,661
Receivable for investments sold		70,003
Receivable for fund shares sold		220,053
Interest receivable		5,123
Prepaid expenses		14
Receivable from investment adviser for expense reductions		1,538
Other receivables		317
Total assets		16,555,709

Liabilities
Payable to custodian bank	$ 617
Payable for fund shares redeemed	275,686
Distributions payable	34
Accrued management fee	3,569
Distribution and service plan fees payable	22
Other affiliated payables	5,710
Other payables and accrued expenses	453
Total liabilities		286,091

Net Assets		$ 16,269,618
Net Assets consist of:
Paid in capital		$ 16,269,696
Distributions in excess of net investment income		(297)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		219
Net Assets		$ 16,269,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,104,013 ÷ 9,101,846 shares)	$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($7,165,605 ÷ 7,163,400 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 20,999

Expenses
Management fee	$ 22,106
Transfer agent fees	17,699
Distribution and service plan fees	34,494
Accounting fees and expenses	567
Custodian fees and expenses	109
Independent trustees' compensation	37
Registration fees	2,916
Audit	35
Legal	30
Miscellaneous	53
Shareholder Reports Fee	6,022
Total expenses before reductions	84,068
Expense reductions	(63,940)	20,128
Net investment income (loss)		871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		219
Net increase in net assets resulting from operations		$ 1,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 871	$ 1,873
Net realized gain (loss)	219	157
Net increase in net assets resulting from operations	1,090	2,030
Distributions to shareholders from net investment income	(875)	(1,874)
Share transactions - net increase (decrease)	(1,598,206)	(1,435,032)
Total increase (decrease) in net assets	(1,597,991)	(1,434,876)

Net Assets
Beginning of period	17,867,609	19,302,485
End of period (including distributions in excess of net investment income of $297 and distributions in excess of net investment income of $293, respectively)	$ 16,269,618	$ 17,867,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D
Expenses before reductions	1.07%A	.99%	.99%	.98%	.99%	.98%
Expenses net of fee waivers, if any	.23%A	.20%	.24%	.34%	.34%	.41%
Expenses net of all reductions	.23%A	.20%	.24%	.34%	.34%	.41%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,104	$ 9,956	$ 10,114	$ 9,322	$ 9,039	$ 9,169

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D
Expenses before reductions	.82%A	.74%	.74%	.73%	.74%	.73%
Expenses net of fee waivers, if any	.23%A	.20%	.24%	.34%	.34%	.41%
Expenses net of all reductions	.23%A	.20%	.24%	.34%	.34%	.41%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 7,166	$ 7,912	$ 9,188	$ 8,083	$ 8,463	$ 8,748

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/15	% of fund's investments 10/31/14	% of fund's investments 4/30/14
1 - 7	73.2	70.1	70.8
8 - 30	2.6	3.4	3.7
31 - 60	9.7	6.9	6.2
61 - 90	5.8	2.1	4.4
91 - 180	5.8	5.5	10.4
> 180	2.9	12.0	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/15	10/31/14	4/30/14
Tax-Exempt Fund	27 Days	46 Days	34 Days
All Tax-Free Money Markets Fund Average*	30 Days	41 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/15	10/31/14	4/30/14
Tax-Exempt Fund	28 Days	46 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Variable Rate Demand Notes (VRDNs) 63.5%	Variable Rate Demand Notes (VRDNs) 61.6%
Other Municipal Debt 30.6%	Other Municipal Debt 32.6%
Investment Companies 6.3%	Investment Companies 5.1%
Net Other Assets (Liabilities)† (0.4)%	Net Other Assets (Liabilities) 0.7%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/15	1/31/15	10/31/14	7/31/14	4/30/14

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Premium Class	0.01%	N/A	N/A	N/A	N/A

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2015, the most recent period shown in the table, would have been -0.96% for Capital Reserves Class, -0.71% for Daily Money Class, -0.45% for Fidelity Tax-Free Money Market Fund, and -0.50% for Premium Class.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.15% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.14% 5/4/15, VRDN (b)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.1% 5/7/15, LOC PNC Bank NA, VRDN (b)	23,700	23,700
		33,555
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.1% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	40,325	40,325
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.11% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100	1,100
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.08% 5/7/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,400	13,400
(Exxon Pipeline Co. Proj.) Series 1985, 0.14% 5/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (b)	19,100	19,100
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.11% 5/7/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,500	4,500
		78,425
Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	11,110	11,110
(Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	4,310	4,310
Series 2008 A, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.1% 5/7/15, LOC PNC Bank NA, VRDN (b)	16,200	16,200
Series 2009 F, 0.14% 5/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	12,050	12,050
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.12% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	18,300	18,300
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.11% 5/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.29% 5/7/15, VRDN (b)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.13% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 5,000	$ 5,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 5/7/15, VRDN (b)	4,925	4,925
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.14% 5/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,800	3,800
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	20,700	20,700
Series EGL 06 14 Class A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	14,850	14,850
Series MS 3078, 0.11% 5/7/15 (Liquidity Facility Cr. Suisse AG) (b)(e)	4,500	4,500
Series ROC II R 11980 X, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	4,970	4,970
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.11% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		171,555
California - 2.5%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	9,285	9,285
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.13% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,410	5,410
Participating VRDN Series 15 XF0120, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
Series 2012 C, 0.1% 5/7/15, VRDN (b)	13,000	13,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	15,300	15,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.1% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 3,600	$ 3,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.13% 5/7/15, LOC Citibank NA, VRDN (b)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.26% 5/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	1,350	1,350
Series ROC II R 11727, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A5, 0.1% 5/7/15 (Liquidity Facility Citibank NA), VRDN (b)	34,000	34,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.13% 5/7/15, LOC Bank of America NA, VRDN (b)	10,035	10,035
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	21,350	21,350
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.1% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,900	5,900
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,315	6,315
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)	7,900	7,900
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	22,265	22,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 10,000	$ 10,000
Series Putters 3365, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		246,800
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,060	3,060
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.17% 5/7/15, LOC BNP Paribas SA, VRDN (b)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	7,200	7,200
		28,085
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	14,000	14,000
Connecticut Hsg. Fin. Auth. Series 2011 E3, 0.11% 5/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	15,000	15,000
		29,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 5/7/15, VRDN (b)	3,500	3,500
Series 1999 A, 0.22% 5/7/15, VRDN (b)	3,000	3,000
		6,500
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)	$ 3,400	$ 3,400
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,200	4,200
Series EGL 14 0039, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	6,190	6,190
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	11,430	11,430
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	9,900	9,900
(The AARP Foundation Proj.) Series 2004, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.12% 5/7/15, LOC PNC Bank NA, VRDN (b)	2,800	2,800
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	3,700	3,700
(Washington Drama Society, Inc. Proj.) Series 2008, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	28,270	28,270
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.11% 5/7/15, LOC Royal Bank of Canada, VRDN (b)	12,100	12,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,850	2,850
Series 2007 B2, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	10,140	10,140
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2009 D1, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	8,900	8,900
Series 2009 D2, 0.15% 5/1/15, LOC TD Banknorth, NA, VRDN (b)	10,500	10,500
		134,880
Florida - 2.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.1% 5/7/15, LOC Freddie Mac, VRDN (b)	6,640	6,640
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.1% 5/1/15, VRDN (b)	13,000	13,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	21,840	21,840
Series MS 3059, 0.11% 5/7/15 (Liquidity Facility Cr. Suisse AG) (b)(e)	5,615	5,615
Series Putters 3834 Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,270	10,270
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Tuscany Pointe Apts. Proj.) Series 2005 D, 0.11% 5/7/15, LOC Fannie Mae, VRDN (b)	850	850
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series RBC 82, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000	5,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.15% 5/1/15, VRDN (b)	8,500	8,500
Miami-Dade County Series 2014 A, 0.11% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,920	18,920
North Broward Hosp. District Rev. Series 2005 A, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	3,900	3,900
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.11% 5/7/15, LOC Northern Trust Co., VRDN (b)	27,900	27,900
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.12% 5/7/15, LOC Northern Trust Co., VRDN (b)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.12% 5/7/15, LOC Northern Trust Co., VRDN (b)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.12% 5/7/15, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,935	2,935
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.1% 5/7/15, LOC Northern Trust Co., VRDN (b)	2,350	2,350
Series 2009 A3, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	7,875	7,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Suncoast Hospice Proj.) Series 2004, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,200	$ 1,200
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	5,050	5,050
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.11% 5/7/15, LOC Bank of New York, New York, VRDN (b)	42,800	42,800
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)	3,815	3,815
		245,835
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.15% 5/1/15, VRDN (b)	20,000	20,000
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.07% 5/7/15, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2010 B, 0.07% 5/7/15, LOC Bank of America NA, VRDN (b)	30,000	30,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.12% 5/7/15, LOC Freddie Mac, VRDN (b)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.13% 5/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,326	10,326
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.1% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	30,230	30,230
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	9,965	9,965
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.17% 5/1/15, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.11% 5/7/15, LOC Northern Trust Co., VRDN (b)	$ 16,875	$ 16,875
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.13% 5/7/15, LOC Fannie Mae, VRDN (b)	1,200	1,200
		177,171
Hawaii - 0.1%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
		13,250
Illinois - 9.1%
Chicago Gen. Oblig.:
Series 2003 B, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
Series 2003 B1, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	29,400	29,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.13% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	38,400	38,400
Chicago Wtr. Rev.:
Series 2000-1, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,800	9,800
Series 2004 A1, 0.13% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	25,700	25,700
Series 2004 A2, 0.13% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	26,950	26,950
DuPage County Rev. (Morton Arboretum Proj.) 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.12% 5/7/15, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	6,700	6,700
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,150	17,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 12,200	$ 12,200
Series 2008 B2, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,100	12,100
Series 2008 C, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,715	9,715
(Illinois College Proj.) 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,280	6,280
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,300	8,300
(Museum of Science & Industry Proj.) Series 2009 C, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	1,430	1,430
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	3,400	3,400
Series 2008 C, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	27,300	27,300
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.11% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	70,000	70,000
Series 2009 D, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.11% 5/7/15, LOC Northern Trust Co., VRDN (b)	24,700	24,700
(Spertus Institute of Jewish Studies Proj.) 0.12% 5/7/15, LOC Northern Trust Co., VRDN (b)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	15,725	15,725
(Trinity Int'l. Univ. Proj.) Series 2009, 0.12% 5/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,900	8,900
Participating VRDN:
Series EGL 06 115, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series EGL 06 118, Class A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series 2007 F, 0.11% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	55,000	55,000
Series 2011 B, 0.11% 5/7/15, LOC PNC Bank NA, VRDN (b)	21,500	21,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2003 B, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 70,100	$ 70,100
Series 2003 B3, 0.14% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	52,300	52,300
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	22,100	22,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)	16,900	16,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.11% 5/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	30,000	30,000
Series 2007 A 2C, 0.11% 5/7/15, LOC Northern Trust Co., VRDN (b)	1,100	1,100
Series 2007 A-2A, 0.11% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	10,600	10,600
Series 2007 A1, 0.11% 5/7/15, LOC Citibank NA, VRDN (b)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,735	1,735
Series 2008, 0.09% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	33,665	33,665
		901,290
Indiana - 2.1%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.08% 5/7/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	6,200	6,200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.08% 5/7/15, LOC Mizuho Bank Ltd., VRDN (b)	28,550	28,550
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 G, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 9,500	$ 9,500
Series 2008 H, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,000	12,000
Series 2008 I, 0.11% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	11,120	11,120
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.14% 5/7/15, LOC Bank of America NA, VRDN (b)	13,255	13,255
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.12% 5/7/15, VRDN (b)	12,200	12,200
Participating VRDN Series BBT 08 12, 0.12% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	11,545	11,545
Series 2008 E7, 0.12% 5/7/15, VRDN (b)	1,000	1,000
Series 2008, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.11% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)	26,500	26,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.12% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,800	1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
		202,455
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.09% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	17,240	17,240
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.08% 5/7/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 5/7/15, VRDN (b)	18,500	18,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.17% 5/7/15, LOC Northern Trust Co., VRDN (b)	$ 6,475	$ 6,475
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.16% 5/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		113,215
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B2, 0.12% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
Series 2009 B4, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Louisville & Jefferson County:
Series 2011 A, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	15,600	15,600
Series 2013 C, 0.14% 5/7/15, LOC PNC Bank NA, VRDN (b)	8,000	8,000
		40,300
Louisiana - 2.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	22,100	22,100
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.14% 5/7/15, LOC Bank of America NA, VRDN (b)	9,000	9,000
(Christus Health Proj.) Series 2009 B2, 0.07% 5/7/15, LOC Bank of New York, New York, VRDN (b)	7,000	7,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 5/7/15, VRDN (b)	8,130	8,130
Series 2010 B1, 0.3% 5/7/15, VRDN (b)	8,270	8,270
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.12% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,100	12,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.: - continued
(NuStar Logistics, L.P. Proj.): - continued
Series 2010 B, 0.12% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	$ 18,200	$ 18,200
Series 2010, 0.12% 5/7/15, LOC Mizuho Bank Ltd., VRDN (b)	75,000	75,000
Series 2011, 0.12% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)	20,000	20,000
		200,350
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	19,760	19,760
Maryland - 0.5%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.12% 5/7/15, VRDN (b)	3,000	3,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.11% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	20,100	20,100
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	4,150	4,150
Series 2004 C, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	4,240	4,240
		44,090
Massachusetts - 0.2%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series EGL 14 0045, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 8,540	$ 8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
		20,740
Michigan - 0.7%
Central Michigan Univ. Rev. Series 2008 A, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
Grand Traverse County Hosp. Series 2011 B, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	14,050	14,050
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	16,095	16,095
Series 2008 B2, 0.13% 5/4/15, LOC JPMorgan Chase Bank, VRDN (b)	23,015	23,015
Participating VRDN Series ROC II R 11676, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,650	8,650
		72,410
Minnesota - 0.7%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.07% 5/7/15, LOC Freddie Mac, VRDN (b)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.1% 5/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,500	11,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	16,875	16,875
Series 2009 B2, 0.13% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	7,150	7,150
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)	$ 15,950	$ 15,950
Oak Park Heights Multi-family Rev. 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	7,015	7,015
		65,930
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	3,375	3,375
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	7,360	7,360
Series ROC II-R 11987, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
		17,035
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	10,470	10,470
Series Putters 3929, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.12% 5/7/15, VRDN (b)	11,900	11,900
St. Charles County Pub. Wtr. Sup Series 2011, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,465	18,465
		43,620
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.09% 5/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	12,100	12,100
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2008 D1, 0.12% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,000	4,000
Series 2008 D3, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	38,100	38,100
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,940	3,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.08% 5/7/15, LOC Bank of America NA, VRDN (b)	$ 11,500	$ 11,500
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.12% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	17,150	17,150
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3489Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Reno Cap. Impt. Rev. Series 2005 A, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.11% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	2,600	2,600
Series 2008 B, 0.12% 5/7/15, LOC MUFG Union Bank NA, VRDN (b)	40,875	40,875
Series 2009 A, 0.11% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	22,170	22,170
Series 2009 B, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	13,625	13,625
		234,550
New Jersey - 1.1%
JPMorgan Chase:
NA Letter of Credit:
Bonds Series Putters 4460, 0.15%, tender 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	24,000	24,000
Participating VRDN:
Series Putters 4459, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	49,100	49,100
Series Putters 4462, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	17,500	17,500
Participating VRDN Series Putters 4464, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,900	9,900
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 5/7/15, VRDN (b)	7,100	7,100
		107,600
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.1% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 16.4%
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,350	$ 3,350
Series ROC II R 14045, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2004 A3, 0.14% 5/7/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,000	4,000
Series 2004 H2 0.11% 5/7/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	5,500	5,500
Series 2004 H3, 0.11% 5/7/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	15,850	15,850
Series 2006 E3, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2006 E4, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	15,290	15,290
Series 2006 I3, 0.14% 5/1/15, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2006 I4, 0.13% 5/1/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	7,285	7,285
Series 2006 I7, 0.08% 5/7/15, LOC Bank of America NA, VRDN (b)	7,500	7,500
Series 2008 J10, 0.1% 5/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	66,735	66,735
Series 2009 B3, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	16,200	16,200
Series 2010 G4, 0.11% 5/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,200	40,200
Series 2011 A4, 0.11% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,500	11,500
Series 2012 G3, 0.12% 5/7/15 (Liquidity Facility Citibank NA), VRDN (b)	95,100	95,100
Series 2013 A4, 0.11% 5/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	29,910	29,910
Series H2, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	5,185	5,185
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	5,500	5,500
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.1% 5/7/15, LOC Freddie Mac, VRDN (b)	14,100	14,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
Series 2013 A:
0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 6,600	$ 6,600
0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	7,600	7,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)	13,330	13,330
(James Tower Dev. Proj.) Series 2002 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)	14,300	14,300
(Queenswood Apts. Proj.) Series 2001 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)	9,500	9,500
Series 2009 A, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	12,200	12,200
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.12% 5/7/15, LOC Lloyds Bank PLC, VRDN (b)	36,650	36,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000	10,000
Series BC 13 3WX, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,400	6,400
Series EGL 06 69 Class A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	330	330
Series Putters 3496Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,020	7,020
Series ROC II R 11635, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11930, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
Series 2008 B1, 0.12% 5/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	24,000	24,000
Series 2008 BB2, 0.13% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (b)	58,450	58,450
Series 2009 BB1, 0.12% 5/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,595	7,595
Series 2009 BB2, 0.14% 5/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	17,800	17,800
Series 2011 DD, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,450	20,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series 2012 B, 0.12% 5/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	$ 18,000	$ 18,000
Series 2014 AA:
0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	59,500	59,500
0.13% 5/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	12,550	12,550
Series 2014 BB1, 0.13% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (b)	33,650	33,650
Series 2015 BB3, 0.13% 5/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	27,050	27,050
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11903, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 2003 A2, 0.12% 5/4/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	12,800	12,800
Series 2003 C1, 0.14% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,800	4,800
Series 2013 A, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,750	8,750
Series 2013 C4, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
Series C, 0.14% 5/1/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	21,000	21,000
Subseries F5, 0.11% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	23,600	23,600
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.14% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	20,485	20,485
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.15% 5/7/15, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
(Fordham Univ. Proj.) Series 2008 A2, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	36,350	36,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Univ. of Rochester Proj.) Series 2008 A1, 0.1% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 64,640	$ 64,640
Participating VRDN:
Series EGL 07 0002, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	26,500	26,500
Series EGL 07 0003, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
Series EGL 07 0066, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	6,600	6,600
Series ROC II R 11535, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,770	2,770
Series ROC II R 11722, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,100	3,100
Series ROC II R 11735, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Series 2006 A2:
0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	8,130	8,130
0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	5,720	5,720
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)	18,400	18,400
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)	3,000	3,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.09% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.08% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)	46,400	46,400
Series 2009 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)	25,200	25,200
Series 2012 A, 0.1% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2013 A:
0.09% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
0.1% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	8,600	8,600
Series 2013 A3, 0.07% 5/7/15, LOC Bank of America NA, VRDN (b)	21,575	21,575
Series 2015 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,000	21,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.13% 5/7/15, LOC Bank of America NA, VRDN (b)	$ 25,700	$ 25,700
Series 2003 M1, 0.13% 5/7/15, LOC Bank of America NA, VRDN (b)	24,500	24,500
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.08% 5/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	46,805	46,805
Series 2008 BAV, 0.08% 5/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,400	11,400
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 5/7/15, LOC Royal Bank of Canada, VRDN (b)	24,000	24,000
Series 2005 D1, 0.12% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,800	8,800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.13% 5/7/15, LOC Mizuho Bank Ltd., VRDN (b)	23,100	23,100
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	3,240	3,240
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.07% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,600	5,600
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Series 2003 B3, 0.11% 5/1/15, LOC Wells Fargo Bank NA, VRDN (b)	3,500	3,500
Series 2005 B2, 0.11% 5/1/15, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
Westchester County Indl. Agcy. Rev. Series 2001, 0.3% 5/7/15, LOC RBS Citizens NA, VRDN (b)	6,045	6,045
		1,623,705
North Carolina - 1.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.07% 5/7/15, LOC Bank of America NA, VRDN (b)	12,800	12,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 7,000	$ 7,000
Series 2002 B, 0.12% 5/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,000	4,000
Series 2002 C, 0.1% 5/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	11,800	11,800
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.11% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	14,880	14,880
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.12% 5/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.1% 5/7/15, LOC Rabobank Nederland New York Branch, VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	5,075	5,075
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051:
0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	22,650	22,650
0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	13,450	13,450
Series Putters 3331, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	3,610	3,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN:
Series RBC O 39, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 1,900	$ 1,900
Series ROC II R 11806, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.12% 5/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	12,200	12,200
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.1% 5/7/15, LOC Royal Bank of Canada, VRDN (b)	2,950	2,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	32,700	32,700
		190,050
Ohio - 0.5%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	1,840	1,840
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	14,055	14,055
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.17% 5/7/15, LOC Northern Trust Co., VRDN (b)	1,185	1,185
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.23% 5/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,600	2,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,440	2,440
Ohio State Univ. Gen. Receipts:
Series 1997, 0.11% 5/7/15, VRDN (b)	3,100	3,100
Series 2014 B1, 0.09% 5/7/15, VRDN (b)	12,000	12,000
		52,220
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.13% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 3,300	$ 3,300
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	51,000	51,000
		62,300
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	3,545	3,545
(United Jewish Federation Proj.) Series 1996 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	4,100	4,100
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.12% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	1,400	1,400
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.12% 5/7/15, LOC PNC Bank NA, VRDN (b)	1,340	1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	5,515	5,515
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.11% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,360	13,360
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.12% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	13,500	13,500
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	6,510	6,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lower Merion School District Series 2009 B, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 6,500	$ 6,500
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.12% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,340	2,340
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.14% 5/7/15, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R 11505, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series ROC II R 14070, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	6,050	6,050
(Marywood Univ. Proj.) Series 2005 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	3,855	3,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,600	4,600
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.12% 5/7/15, LOC PNC Bank NA, VRDN (b)	6,060	6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.13% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	7,430	7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	23,050	23,050
Ridley School District Series 2009, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	7,935	7,935
Series 2009 C, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	650	650
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	5,720	5,720
		153,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 7,900	$ 7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.12% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	19,720	19,720
		33,620
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.16% 5/1/15, VRDN (b)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	17,925	17,925
		45,025
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.14% 5/7/15, LOC Bank of America NA, VRDN (b)	1,300	1,300
Series 2001, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	900	900
Series 2003, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	3,900	3,900
Series 2004, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2005, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	16,300	16,300
Series 2008, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	3,745	3,745
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	$ 15,505	$ 15,505
Series 2004, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	28,645	28,645
Series 2006, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	9,500	9,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
		141,595
Texas - 3.5%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.1% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (b)	18,610	18,610
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,610	4,610
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.16% 5/7/15 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.11% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	39,500	39,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.09% 5/7/15, VRDN (b)	11,050	11,050
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Houston Arpt. Sys. Rev. Series 2010, 0.14% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	16,500	16,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500	7,500
Series Putters 4719, 0.11% 5/7/15 (Liquidity Facility Bank of America NA) (b)(e)	4,905	4,905
Series ROC II R 11885X, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 12267, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	$ 7,955	$ 7,955
Series 2004 B3, 0.1% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,600	20,600
Series 2004 B4, 0.1% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,075	24,075
Judson Independent School District Participating VRDN Series MS 06 1859, 0.11% 5/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.4% 5/1/15, VRDN (b)	5,100	5,100
Series 2010 B, 0.4% 5/1/15, VRDN (b)	8,100	8,100
Series 2010 C, 0.4% 5/1/15, VRDN (b)	18,500	18,500
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.1% 5/7/15 (Total SA Guaranteed), VRDN (b)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 5/7/15 (Total SA Guaranteed), VRDN (b)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	10,395	10,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	17,500	17,500
Series 2011 E, 0.13% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.12% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.14% 5/7/15, LOC PNC Bank NA, VRDN (b)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.22% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	$ 5,000	$ 5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas Gen. Oblig. Series 2012 A, 0.1% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,800	9,800
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.13% 5/7/15 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series 15 XF0067, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	890	890
Series RBC O 71, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,275	8,275
		345,950
Utah - 0.2%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	18,300	18,300
Virginia - 0.9%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.09% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)	4,230	4,230
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.1% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.1% 5/7/15, LOC Bank of New York, New York, VRDN (b)	8,400	8,400
Series 2008 D2, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,850	9,850
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.07% 5/7/15, VRDN (b)	6,800	6,800
Series 2003 E, 0.12% 5/7/15, VRDN (b)	4,800	4,800
Series 2003 F, 0.12% 5/7/15, VRDN (b)	7,905	7,905
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.17% 5/7/15, LOC Bank of America NA, VRDN (b)	7,505	7,505
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev. Participating VRDN:
Series EGL 14 0048, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	$ 12,195	$ 12,195
Series Putters 4522Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500	7,500
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Series ROC II R 11923, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,765	5,765
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		90,015
Washington - 1.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,285	8,285
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	7,500	7,500
Series Putters 15 XM0012, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,840	6,840
Series ROC II R 11962, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.13% 5/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	12,655	12,655
Vancouver Hsg. Auth. Rev. Series 2008, 0.12% 5/7/15, LOC Freddie Mac, VRDN (b)	2,500	2,500
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Series Putters 3856, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Series Putters 3872, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 4292, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,755	$ 3,755
Series WF 11-16C, 0.13% 5/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Series Putters 14 0003, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,465	5,465
Series Putters 4516Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	19,600	19,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.14% 5/7/15, LOC Freddie Mac, VRDN (b)	7,375	7,375
(Kitts Corner Apt. Proj.) Series 2014, 0.14% 5/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(New Haven Apts. Proj.) Series 2009, 0.14% 5/7/15, LOC Fannie Mae, VRDN (b)	3,000	3,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.14% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 5/7/15, LOC Fannie Mae, VRDN (b)	3,750	3,750
		136,640
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.12% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	21,800	21,800
Series 2009 B, 0.11% 5/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.11% 5/7/15, LOC Branch Banking & Trust Co., VRDN (b)	22,400	22,400
		69,800
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Oakwood Village Proj.) Series 2005, 0.11% 5/7/15, LOC BMO Harris Bank NA, VRDN (b)	$ 6,800	$ 6,800
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,745	8,745
Participating VRDN Series RBC 0 80, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	2,500	2,500
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.13% 5/7/15, LOC PNC Bank NA, VRDN (b)	15,725	15,725
		46,170
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/15, VRDN (b)	1,530	1,530
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,276,276)		6,276,276
Other Municipal Debt - 30.6%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 5% 12/1/15	425	437
Series 2009 A, 5% 5/1/15	3,695	3,695
		4,132
Alaska - 0.0%
Anchorage Gen. Oblig. Bonds:
Series B, 1.25% 9/1/15	1,510	1,516
Series C, 1.25% 9/1/15	1,795	1,802
		3,318
Arizona - 0.2%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,102
Phoenix Civic Impt. Corp. Series 2014 A2, 0.07% 7/13/15, LOC Barclays Bank PLC, CP	6,300	6,300
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,915
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	$ 4,860	$ 4,876
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.07% 7/16/15, CP	5,500	5,500
		19,693
California - 5.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 L, 5% 5/1/15	5,260	5,260
California Gen. Oblig. RAN 1.5% 6/22/15	30,000	30,058
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,069
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	20,000	20,248
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	57,700	57,831
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	2,800	2,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	250,523
Oakland Gen. Oblig. TRAN 1% 6/30/15	55,000	55,080
Riverside County Gen. Oblig. TRAN 1.5% 6/30/15	9,700	9,722
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,420
		547,011
Colorado - 1.3%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	35,400	35,451
Series 2014 B, 1.75% 6/29/15	59,300	59,460
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	16,936
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 B, 0.2%, tender 11/27/15 (b)	9,570	9,570
Series 2015 C, 0.2%, tender 11/27/15 (b)	5,805	5,805
		127,222
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2014 C, 2% 6/15/15	15,060	15,095
Series 2015 A, 2% 3/15/16	3,200	3,250
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,028
Guilford Gen. Oblig. BAN 1% 8/11/15	5,800	5,814
		31,187
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2010 B, 5% 7/1/15	1,000	1,008
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Bonds Series 2007 C, 5% 6/1/15	$ 5,095	$ 5,116
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.05% 5/6/15, LOC JPMorgan Chase Bank, CP	7,500	7,500
0.06% 5/27/15, LOC JPMorgan Chase Bank, CP	10,900	10,900
0.08% 7/29/15, LOC JPMorgan Chase Bank, CP	10,000	10,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.05% 5/5/15, LOC Sumitomo Mitsui Banking Corp., CP	5,200	5,200
		38,716
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 6/9/15, LOC Bank of America NA, CP mode	7,740	7,740
Florida Board of Ed. Lottery Rev. Bonds:
Series 2005 A, 5.25% 7/1/15	1,190	1,200
Series 2006 B, 5% 7/1/15	5,305	5,348
Series 2008 B, 5% 7/1/15	4,000	4,033
Series 2010 C, 5% 7/1/15	2,085	2,102
Series 2010 D, 5% 7/1/15	5,710	5,756
Series 2010 E, 5% 7/1/15	7,500	7,561
Series 2011 A, 5% 7/1/15	1,000	1,008
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 D, 5% 6/1/15	3,595	3,610
Series 2009 D, 5% 6/1/15	1,610	1,617
Series 2012 A, 5% 6/1/15	1,445	1,451
Series 2012 B, 5% 6/1/15	5,000	5,021
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	5,500	5,500
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,537
Series 2011 A, 5% 7/1/15	1,280	1,290
Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	2,960	2,960
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.06% 5/4/15, LOC JPMorgan Chase Bank, CP	10,500	10,500
0.06% 6/3/15, LOC JPMorgan Chase Bank, CP	7,300	7,300
0.1% 6/2/15, LOC JPMorgan Chase Bank, CP	6,066	6,066
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 5,138	$ 5,138
0.07% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,400	7,400
0.08% 6/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,800	9,800
0.13% 7/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,500	6,500
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.05% 5/5/15, CP	5,000	5,000
0.06% 6/5/15, CP	5,000	5,000
Jacksonville Gen. Oblig. Series 2004 A:
0.06% 6/1/15, LOC Barclays Bank PLC, CP	10,600	10,600
0.07% 5/5/15, LOC Barclays Bank PLC, CP	3,900	3,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 6, 5% 10/1/15	1,450	1,479
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.23%, tender 11/27/15 (b)	7,500	7,500
Pinellas County School District TAN 0.75% 6/30/15	21,600	21,622
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.19%, tender 11/27/15 (b)	4,000	4,000
Series 2014 A1, 0.19%, tender 11/27/15 (b)	10,100	10,100
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.19%, tender 11/27/15 (b)	9,400	9,400
		189,039
Georgia - 0.8%
Georgia Gen. Oblig. Bonds Series 2011 E2, 4.5% 9/1/15	2,500	2,535
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.05% tender 5/1/15, LOC Barclays Bank PLC, CP mode	16,700	16,700
Series B, 0.04% 5/1/15, LOC TD Banknorth, NA, CP	14,600	14,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.17%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	37,300	37,300
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,800	5,800
		76,935
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds:
Series 2009 DT, 5% 11/1/15	$ 2,250	$ 2,305
Series DR, 5% 6/1/15	1,000	1,004
		3,309
Idaho - 0.7%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	64,299
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.18%, tender 11/27/15 (b)	5,455	5,455
		69,754
Illinois - 0.8%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	7,400	7,400
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	9,100	9,100
0.08% 8/3/15, LOC PNC Bank NA, CP	8,900	8,900
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.06% tender 5/18/15, CP mode	3,985	3,985
0.07% tender 6/3/15, CP mode	6,100	6,100
0.07% tender 8/5/15, CP mode	6,100	6,100
Series 2012 I, 0.06% tender 6/12/15, CP mode	4,700	4,700
Series 2012 I, 0.07% tender 6/16/15, CP mode	4,900	4,900
Series 2012 l, 0.06% tender 5/18/15, CP mode	6,200	6,200
1% 11/15/15	1,445	1,451
1% 11/15/15	205	206
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (b)	4,485	4,485
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	12,805	12,882
		76,409
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.04% tender 5/5/15, CP mode	31,300	31,300
0.07% tender 8/3/15, CP mode	12,200	12,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (b)	$ 5,225	$ 5,229
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	12,200	12,200
		60,929
Iowa - 0.1%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	5,100	5,112
Kansas - 0.2%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	425	425
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.11% 9/1/15 (b)	7,400	7,400
Wichita Gen. Oblig. Bonds Series 811, 4% 6/1/15	6,585	6,607
		14,432
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 5/19/15, CP mode	3,700	3,700
Maryland - 0.8%
Baltimore County Gen. Oblig.:
Bonds 2% 8/1/15	2,800	2,813
0.05% 5/4/15 (Liquidity Facility Mizuho Bank Ltd.), CP	7,700	7,700
0.05% 6/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	15,700	15,700
0.06% 5/5/15 (Liquidity Facility Mizuho Bank Ltd.), CP	12,300	12,300
0.06% 6/1/15 (Liquidity Facility Mizuho Bank Ltd.), CP	12,300	12,300
Maryland Gen. Oblig. Bonds:
Series 2006 A, 5% 3/1/16	1,500	1,560
Series 2011 E, 5% 8/1/15	2,200	2,227
Series 2014 C, 5% 8/1/15	5,000	5,061
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.06%, tender 6/1/15 (b)	7,300	7,300
Washington Suburban San. District Bonds 5% 6/1/15	7,500	7,531
		74,492
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN:
Series 2014 B, 1.5% 5/28/15	41,900	41,942
Series 2014 C, 1.5% 6/25/15	10,000	10,020
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 5/1/15, CP mode	4,800	4,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1992: - continued
0.25% tender 5/14/15, CP mode	$ 1,500	$ 1,500
0.25% tender 5/27/15, CP mode	2,000	2,000
0.28% tender 6/2/15, CP mode	2,400	2,400
Series 1993 A:
0.25% tender 5/1/15, CP mode	1,300	1,300
0.28% tender 6/2/15, CP mode	27,600	27,600
		91,562
Michigan - 1.2%
Michigan Bldg. Auth. Rev. 0.09% 5/21/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	34,460	34,460
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	4,900	4,940
Series 2013 M1, 0.06%, tender 6/1/15 (b)	4,600	4,600
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.17%, tender 11/27/15 (b)	7,650	7,650
0.17%, tender 11/27/15 (b)	3,550	3,550
(Trinity Health Sys. Proj.) Series 2008 C:
0.05% tender 5/18/15, CP mode	12,900	12,900
0.06% tender 6/18/15, CP mode	10,035	10,035
0.06% tender 7/15/15, CP mode	5,900	5,900
0.08% tender 8/6/15, CP mode	6,400	6,400
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.05% tender 5/5/15, CP mode	7,600	7,600
0.07% tender 5/18/15, CP mode	3,400	3,400
Series J1:
0.05% 5/19/15, CP	4,250	4,250
0.05% 6/17/15, CP	4,800	4,800
0.07% 7/16/15, CP	7,000	7,000
		117,485
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	1,000	1,012
Series 2008 C, 5% 8/1/15	3,190	3,229
Series 2010 A, 5% 8/1/15	4,725	4,783
Series 2014 B, 4% 8/1/15	7,200	7,270
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	$ 5,200	$ 5,200
Univ. of Minnesota Rev.:
Series 2005 A:
0.05% 5/6/15, CP	8,900	8,900
0.06% 5/18/15, CP	4,000	4,000
Series A, 0.06% 7/15/15, CP	6,490	6,490
		40,884
Missouri - 0.0%
Curators of the Univ. of Missouri Series A, 0.05% 5/5/15, CP	1,000	1,000
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 6/2/15, CP	5,700	5,700
0.08% 7/8/15, CP	5,900	5,900
0.08% 7/16/15, CP	6,000	6,000
0.09% 8/11/15, CP	5,900	5,900
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.08% 7/8/15, CP	7,150	7,150
0.08% 7/16/15, CP	7,500	7,500
0.08% 8/10/15, CP	6,000	6,000
0.09% 8/3/15, CP	6,750	6,750
0.09% 8/6/15, CP	7,500	7,500
0.1% 8/5/15, CP	7,000	7,000
		65,400
Nevada - 0.5%
Clark County Fuel Tax Bonds Series 2008, 5% 11/1/15	1,200	1,228
Clark County School District Bonds:
Series 1998 A, 5.5% 6/15/15	4,000	4,026
Series 2006 A, 5% 6/15/15	3,380	3,400
Series 2007 C, 5% 6/15/15	1,000	1,006
Series 2012 A, 5% 6/15/15	3,250	3,269
Series 2013 B, 5% 6/15/15	7,000	7,042
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 6/1/15	9,860	9,893
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,700	4,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.: - continued
Series 2006 B:
0.09% 5/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 6,750	$ 6,750
0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,200	8,200
		49,514
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.32% tender 5/8/15, CP mode	1,500	1,500
0.35% tender 5/22/15, CP mode	9,000	9,000
		10,500
New Jersey - 1.2%
Essex County Gen. Oblig. BAN Series 2015, 1.25% 9/22/15	13,250	13,311
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	7,275	7,282
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.16%, tender 6/26/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	50,400	50,400
Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	39,250	39,250
NA Letter of Credit Bonds Series Putters 4461, 0.16%, tender 6/26/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	1,900	1,905
		121,748
New Mexico - 0.0%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/15	1,000	1,008
Series 2011 A2, 5% 7/1/15	1,000	1,008
		2,016
New York - 0.5%
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,155	8,155
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	2,400	2,434
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.07% 7/8/15, LOC Barclays Bank PLC, CP	$ 18,600	$ 18,600
Series 2D:
0.04% 5/1/15, LOC Citibank NA, CP	5,600	5,600
0.07% 6/5/15, LOC Citibank NA, CP	12,100	12,100
		46,889
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series D:
0.07% 8/5/15, CP	4,500	4,500
0.08% 8/5/15, CP	5,000	5,000
0.09% 5/18/15, CP	5,000	5,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds:
Series 2010 A:
3% 1/1/16	1,120	1,139
5% 1/1/16	1,540	1,588
Series 2012 B, 5% 1/1/16	1,000	1,031
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/16	7,325	7,618
Series 2010 A, 5% 5/1/15	6,900	6,900
Series 2010 B, 5% 6/1/15	4,480	4,498
Series 2013 C, 3.5% 5/1/15	8,250	8,250
		45,524
Ohio - 0.5%
Columbus Gen. Oblig. Bonds Series 2014 A, 5% 2/15/16	12,000	12,458
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.14%, tender 6/3/15 (b)	3,500	3,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	8,500	8,500
0.1% tender 5/6/15, CP mode	4,600	4,600
0.1% tender 6/3/15, CP mode	7,350	7,350
Series 2008 B6:
0.08% tender 8/3/15, CP mode	5,000	5,000
0.09% tender 9/1/15, CP mode	8,000	8,000
		49,408
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A: - continued
0.07% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	$ 1,000	$ 1,000
0.08% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.08% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.29%, tender 11/27/15 (b)	4,500	4,500
		9,000
Oregon - 0.7%
Oregon Gen. Oblig.:
Bonds:
Series 2014 C, 4% 8/1/15	2,350	2,373
Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,900	5,900
TAN Series 2014 A, 2% 6/15/15	55,200	55,328
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	3,330	3,338
		66,939
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	6,100	6,109
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	4,500	4,519
Bonds (Univ. Cap. Proj.) Series 2005 C, 0.06% tender 5/5/15, CP mode	2,700	2,700
		13,328
South Carolina - 0.3%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	6,600	6,681
Charleston County School District BAN Series 2015 A, 0.75% 11/13/15 (a)	11,900	11,940
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2015 A, 1.5% 3/1/16 (a)	10,600	10,712
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/15	1,470	1,475
		30,808
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	$ 4,725	$ 4,858
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	3,000	3,142
		8,000
Texas - 6.3%
Austin Elec. Util. Sys. Rev. Series A, 0.05% 6/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	39,375	39,375
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	1,400	1,411
Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	3,200	3,200
Dallas Independent School District Bonds Series 2012, 4% 8/15/15 (Permanent School Fund of Texas Guaranteed)	2,000	2,023
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,925	4,925
Garland Series 2015, 0.05% 6/3/15, LOC Citibank NA, CP	3,400	3,400
Harris County Gen. Oblig.:
Series A1, 0.1% 5/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,555	9,555
Series D, 0.1% 5/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	14,200	14,200
Harris County Metropolitan Trans. Auth.:
Series A1:
0.07% 6/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	21,900	21,900
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	9,150	9,150
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
Series A3, 0.12% 6/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	3,200	3,205
Longview Independent School District Bonds Series 2008, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,620	2,614
Lower Colorado River Auth. Rev.:
Bonds:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/15	765	766
5% 5/15/15	10,435	10,455
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Bonds: - continued
5% 5/15/16	$ 2,100	$ 2,201
Series A:
0.05% 5/1/15, LOC JPMorgan Chase Bank, CP	12,485	12,485
0.05% 6/15/15, LOC JPMorgan Chase Bank, CP	6,000	6,000
0.05% 6/16/15, LOC JPMorgan Chase Bank, CP	12,100	12,100
0.06% 5/14/15, LOC JPMorgan Chase Bank, CP	7,300	7,300
0.06% 5/21/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	44,500	44,500
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	2,405	2,434
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2011, 5% 2/1/16	500	518
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,142
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.21%, tender 11/27/15 (b)	3,200	3,200
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 5% 3/1/16	4,375	4,549
Texas A&M Univ. Rev.:
Bonds:
Series 2011 A, 4% 5/15/15	2,610	2,614
Series 2015 B, 2% 5/15/15	2,480	2,482
Series 1993 B, 0.06% 6/1/15, CP	6,600	6,600
Texas Gen. Oblig.:
Bonds Series 2011, 5% 10/1/15	5,400	5,510
TRAN Series 2014, 1.5% 8/31/15	217,600	218,592
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.07% 7/8/15, LOC Barclays Bank PLC, CP	7,685	7,685
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	4,400	4,436
Series 2015 A, 1% 2/1/16 (a)	6,815	6,855
Series 2015 D, 1% 2/1/16 (a)	2,775	2,791
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	3,030	3,060
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.06% 5/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,532	5,532
0.06% 5/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A:
0.06% 6/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 6,200	$ 6,200
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,662	4,662
Series A:
0.05% 5/11/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.05% 6/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.05% 6/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,500	10,500
0.05% 6/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,200	4,200
0.05% 6/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.06% 6/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,892	5,892
0.06% 6/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
0.06% 7/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,854	4,854
0.07% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Willis Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed) (a)	2,335	2,365
		624,753
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 3% 7/1/15	$ 2,115	$ 2,125
Series 2013 B1, 0.09% 9/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	4,300	4,300
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	6,010	6,059
Series 2011 A, 5% 7/1/15	2,250	2,268
		14,752
Virginia - 1.2%
Fairfax County Gen. Oblig. Bonds Series 2014 B, 1.5% 10/1/15	8,555	8,603
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 11/27/15 (b)	14,300	14,300
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.24%, tender 11/27/15 (b)	4,800	4,800
Series 2010 C, 0.24%, tender 11/27/15 (b)	17,155	17,155
Series 2012 A, 0.2%, tender 11/27/15 (b)	21,005	21,005
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 5/7/15, CP mode	1,700	1,700
Tobacco Settlement Fing. Corp. Bonds Series 2005, 5.625% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	6,740	6,772
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 A, 2% 2/1/16	10,850	10,997
Series 2012 A:
5% 9/1/15	4,845	4,924
5% 2/1/16	5,955	6,169
Series 2014 A, 5% 2/1/16	3,235	3,351
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Projs.) Series 2010 A, 5% 5/15/15	5,485	5,495
Series 2014 A, 5% 5/15/16	5,460	5,728
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2010 B1, 5% 8/1/15	2,745	2,779
Series 2014 C, 5% 8/1/15	5,020	5,082
Virginia Pub. School Auth. Bonds Series 2008 A, 5% 8/1/15	1,150	1,164
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2010 B, 2.25% 10/1/15	1,450	1,463
		121,487
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds:
(Proj. 1):
Series 2006 A, 5% 7/1/15	$ 2,085	$ 2,102
Series 2009 A, 5% 7/1/15	1,220	1,230
Series 2005 A, 5% 7/1/15	2,795	2,818
Series 2007 C, 5% 7/1/15	1,370	1,381
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,741
King County Swr. Rev. Bonds Series 2011 B, 5% 1/1/16	2,000	2,065
Snohomish County School District #6 Bonds 2% 12/1/15 (Washington Gen. Oblig. Guaranteed)	6,140	6,205
Washington Gen. Oblig. Bonds:
Series 2007 A, 5% 7/1/15	4,165	4,199
Series 2014 AR, 3% 7/1/15	4,135	4,155
Series R 2011 A, 5% 1/1/16	9,500	9,805
Series R 2012A, 5% 7/1/15	3,040	3,065
		41,766
Wisconsin - 1.0%
Wisconsin Gen. Oblig.:
Bonds:
Series 2007 1, 5% 5/1/15	6,000	6,000
Series 2011 A, 5% 5/1/15	1,195	1,195
5% 5/1/15	11,100	11,100
Series 2005 A, 0.07% 7/16/15 (Liquidity Facility Bank of New York, New York), CP	14,700	14,700
Series 2006 A, 0.05% 6/5/15 (Liquidity Facility Bank of New York, New York), CP	11,153	11,153
Series 2013 A:
0.05% 6/5/15 (Liquidity Facility Bank of New York, New York), CP	7,115	7,115
0.09% 9/1/15 (Liquidity Facility Bank of New York, New York), CP	14,400	14,400
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.17%, tender 11/27/15 (b)	8,700	8,700
Series 2014 B1, 0.19%, tender 11/27/15 (b)	5,200	5,200
Wisconsin Trans. Rev.:
Series 1997 A:
0.08% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,800	5,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A: - continued
0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 9,416	$ 9,416
Series 2013 A, 0.09% 6/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,400	4,400
		99,179
TOTAL OTHER MUNICIPAL DEBT (Cost $3,018,340)		3,018,340
Investment Company - 6.3%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.11% (c)(d) (Cost $623,638)	623,638,083	623,638
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost 9,918,254)		9,918,254
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(37,215)
NET ASSETS - 100%		$ 9,881,039
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,645,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 7,400
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$ 5,500
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$ 2,960
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.)	8/13/09	$ 4,925
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,155
JPMorgan Chase Bonds Series Putters 4465, 0.16%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14 - 12/10/14	$ 39,250
Security	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.16%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 79
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,294,616)	$ 9,294,616
Fidelity Central Funds (cost $623,638)	623,638
Total Investments (cost $9,918,254)		$ 9,918,254
Cash		7,186
Receivable for investments sold		4,702
Receivable for fund shares sold		112,526
Distribution receivable from Fidelity Central Funds		25
Interest receivable		18,175
Prepaid expenses		7
Receivable from investment adviser for expense reductions		342
Other receivables		81
Total assets		10,061,298

Liabilities
Payable for investments purchased Regular delivery	$ 23,452
Delayed delivery	34,664
Payable for fund shares redeemed	114,592
Distributions payable	10
Accrued management fee	533
Distribution and service plan fees payable	1
Other affiliated payables	6,889
Other payables and accrued expenses	118
Total liabilities		180,259

Net Assets		$ 9,881,039
Net Assets consist of:
Paid in capital		$ 9,880,544
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		496
Net Assets		$ 9,881,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($384,975 ÷ 384,549 shares)	$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($345,811 ÷ 345,453 shares)	$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($9,148,948 ÷ 9,142,623 shares)	$ 1.00

Premium Class: Net Asset Value, offering price and redemption price per share ($1,305 ÷ 1,305 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 2,795
Income from Fidelity Central Funds		79
Total income		2,874

Expenses
Management fee	$ 12,954
Transfer agent fees	10,366
Distribution and service plan fees	1,533
Accounting fees and expenses	417
Custodian fees and expenses	63
Independent trustees' compensation	21
Registration fees	378
Audit	27
Legal	17
Miscellaneous	27
Shareholder Reports Fee	1,371
Total expenses before reductions	27,174
Expense reductions	(24,812)	2,362
Net investment income (loss)		512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	606
Capital gain distribution from underlying funds	32
Total		638
Net increase in net assets resulting from operations		$ 1,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 512	$ 1,008
Net realized gain (loss)	638	1,303
Net increase in net assets resulting from operations	1,150	2,311
Distributions to shareholders from net investment income	(513)	(1,009)
Distributions to shareholders from net realized gain	(603)	-
Total distributions	(1,116)	(1,009)
Share transactions - net increase (decrease)	(134,112)	208,624
Total increase (decrease) in net assets	(134,078)	209,926

Net Assets
Beginning of period	10,015,117	9,805,191
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 9,881,039	$ 10,015,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%A	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.05%A	.08%	.13%	.17%	.22%	.28%
Expenses net of all reductions	.05%A	.08%	.13%	.17%	.22%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 421	$ 442	$ 402	$ 399	$ 371

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%A	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.05%A	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.05%A	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 346	$ 362	$ 442	$ 481	$ 525	$ 508

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%A	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.05%A	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.05%A	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,149	$ 9,232	$ 8,921	$ 7,858	$ 7,032	$ 6,006

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Premium Class

Period ended April 30, 2015 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Net investment income (loss) F	-
Distributions from net investment income F	-
Income from Investment Operations
Net asset value, end of period	$ 1.00
Total ReturnB, C	-%
Ratios to Average Net Assets E, G
Expenses before reductions	.43%A
Expenses net of fee waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/15	% of fund's investments 10/31/14	% of fund's investments 4/30/14
1 - 7	95.2	62.4	44.8
8 - 30	1.2	12.6	11.8
31 - 60	1.0	5.7	10.6
61 - 90	0.8	5.0	8.0
91 - 180	1.8	4.7	20.1
> 180	0.0	9.6	4.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/15	10/31/14	4/30/14
Government Fund	5 Days	47 Days	47 Days
Government Retail Money Market Funds Average*	47 Days	51 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/15	10/31/14	4/30/14
Government Fund	11 Days	89 Days	91 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Treasury Debt 0.0%	Treasury Debt 0.8%
Government Agency Debt 4.8%	Government Agency Debt 42.1%
Repurchase Agreements 95.0%	Repurchase Agreements 65.0%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities)† (7.9)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/15	1/31/15	10/31/14	7/31/14	4/30/14

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2015, the most recent period shown in the table, would have been -0.84% for Capital Reserves Class and -0.59% for Daily Money Class.

Semiannual Report

Government Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Government Agency Debt - 4.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 4.8%
Fannie Mae
10/22/15 to 4/1/16	0.22 to 0.33% (b)	$ 263	$ 263
Federal Farm Credit Bank
9/19/16	0.17 (b)	100	100
Federal Home Loan Bank
6/12/15 to 12/23/16	0.08 to 0.35 (b)	1,495	1,495
Freddie Mac
7/16/15 to 1/12/17	0.15 to 0.30 (b)	670	671
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,529)			2,529
Government Agency Repurchase Agreement - 95.0%
	Maturity Amount (000s)
In a joint trading account at:
0.13% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations) #	$ 263	263
0.14% dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations) #	43,704	43,704
With:
Citibank NA at 0.09%, dated 4/28/15 due 5/5/15 (Collateralized by U.S. Government Obligations valued at $1,797,522, 0.13% - 7%, 5/27/15 - 7/15/24)	1,761	1,761
ING Financial Markets LLC at:
0.1%, dated 3/27/15 due 5/4/15 (Collateralized by U.S. Government Obligations valued at $176,378, 4%, 8/1/31)	172	172
0.11%, dated 4/7/15 due 5/7/15 (Collateralized by U.S. Government Obligations valued at $144,969, 4%, 8/1/31)	142	142
Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 5/7/15 (Collateralized by U.S. Treasury Obligations valued at $25,595, 0%, 10/29/15)	25	25
RBC Capital Markets Corp. at 0.1%, dated 2/2/15 due 5/5/15 (Collateralized by U.S. Government Obligations valued at $251,008, 2% - 7.52%, 7/1/27 - 4/20/45)	246	246
Wells Fargo Securities, LLC at:
0.1%, dated:
4/28/15 due 5/5/15 (Collateralized by U.S. Government Obligations valued at $598,746, 4.5%, 9/20/44)	587	587
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.1%, dated: - continued
4/29/15 due 5/6/15 (Collateralized by U.S. Government Obligations valued at $1,406,588, 4% - 4.5%, 10/15/42 - 9/20/44)	$ 1,379	$ 1,379
0.11%, dated:
2/4/15 due 5/4/15 (Collateralized by U.S. Government Obligations valued at $246,906, 4%, 4/15/44)	242	242
2/5/15 due 5/5/15 (Collateralized by U.S. Government Obligations valued at $424,431, 4.5%, 9/20/44)	416	416
0.13%, dated 4/30/15 due 5/7/15 (Collateralized by U.S. Government Obligations valued at $1,020,004, 4.5%, 9/20/44)	1,000	1,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $49,937)		49,937
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $52,466)		52,466
NET OTHER ASSETS (LIABILITIES) - 0.2%		117
NET ASSETS - 100%		$ 52,583
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$263,000 due 5/01/15 at 0.13%
Citibank NA	$ 131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23
Societe Generale	53
Wachovia Bank NA	56
$ 263
$43,704,000 due 5/01/15 at 0.14%
BNY Mellon Capital Markets LLC	$ 8,822
Bank of America NA	11,181
Merrill Lynch, Pierce, Fenner & Smith, Inc.	593
Mizuho Securities USA, Inc.	10,025
Societe Generale	1,363
Wachovia Bank NA	7,817
Wells Fargo Securities LLC	3,903
$ 43,704
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $49,937) - See accompanying schedule: Unaffiliated issuers (cost $52,466)		$ 52,466
Receivable for fund shares sold		279
Interest receivable		3
Receivable from investment adviser for expense reductions		7
Total assets		52,755

Liabilities
Payable for fund shares redeemed	$ 144
Audit Fees payable	19
Accrued management fee	4
Other affiliated payables	2
Other payables and accrued expenses	3
Total liabilities		172

Net Assets		$ 52,583
Net Assets consist of:
Paid in capital		$ 52,583
Accumulated undistributed net realized gain (loss) on investments		-
Net Assets		$ 52,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($48,602 ÷ 48,602 shares)	$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,981 ÷ 3,981 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 8

Expenses
Management fee	$ 17
Transfer agent fees	16
Distribution and service plan fees	29
Accounting fees and expenses	1
Custodian fees and expenses	2
Registration fees	12
Audit	20
Miscellaneous	1
Total expenses before reductions	98
Expense reductions	(91)	7
Net investment income (loss)		1
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		-
Net increase in net assets resulting from operations		$ 1

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1	$ 1
Net realized gain (loss)	-	-
Net increase in net assets resulting from operations	1	1
Distributions to shareholders from net investment income	(1)	(1)
Share transactions - net increase (decrease)	46,120	3,848
Total increase (decrease) in net assets	46,120	3,848

Net Assets
Beginning of period	6,463	2,615
End of period	$ 52,583	$ 6,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-
Distributions from net investment income F	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	-%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	3.05%	6.17%A
Expenses net of fee waivers, if any	.12% A	.10%	.10%A
Expenses net of all reductions	.12% A	.10%	.10%A
Net investment income (loss)	.01% A	.01%	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 3	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-
Distributions from net investment income F	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	-%
Ratios to Average Net Assets E
Expenses before reductions	1.54% A	2.73%	5.92%A
Expenses net of fee waivers, if any	.12% A	.10%	.10%A
Expenses net of all reductions	.12% A	.10%	.10%A
Net investment income (loss)	.01% A	.01%	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime), Tax-Exempt Fund (Tax-Exempt) and Government Fund (Government) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On April 6, 2015, Treasury commenced sale of Fidelity Treasury Fund shares and Tax-Exempt commenced sale of Premium Class shares. Treasury offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Fund. Prime and Government each offer two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Free Money Market Fund and Premium Class. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

In January 2015 the Board of Trustees approved to close Government to new accounts with certain exceptions effective April 24, 2015.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment compa- nies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the under- lying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury, Prime and Government incurred an excise tax liability on undistributed short-term capital gain, which is included in Miscellaneous expense on each Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury	$ 4,880,172	$ -	$ -	$ -
Prime	16,258,661	-	-	-
Tax-Exempt	9,918,254	-	-	-
Government	52,466	-	-	-

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund.

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3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

In February, the Board of Trustees approved new expense contracts effective commencement of operations April 6, 2015 for Fidelity Treasury Fund of Treasury and Premium Class of Tax-Exempt limiting the total expenses of each class to an annual rate of .42% and .43%, respectively, of each class's average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$ 2,852	$ -
Daily Money Class	-%	.25%	5,491	-
Advisor B Class	.75%	.25%	57	-
Advisor C Class	.75%	.25%	512	-
			$ 8,912	$ -
Prime
Capital Reserves Class	.25%	.25%	$ 24,776	$ -
Daily Money Class	-%	.25%	9,718	-
			$ 34,494	$ -
Tax-Exempt
Capital Reserves Class	.25%	.25%	$ 1,071	$ -
Daily Money Class	-%	.25%	462	-
			$ 1,533	$ -

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4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Government	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$ 24	$ -
Daily Money Class	-%	.25%	5	-
			$ 29	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and are 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -**
Advisor B Class*	9
Advisor C Class*	21
Prime
Daily Money Class	2

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred and eighty-one dollars

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Treasury, Prime and Government. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank.

Under the approved expense contract, Fidelity Treasury Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

For the period, transfer agent fees for each class were as follows:

Amount
Treasury
Capital Reserves Class	$ 1,142
Daily Money Class	4,398
Advisor B Class	11
Advisor C Class	103
Fidelity Treasury Fund	-*
$ 5,654
Prime
Capital Reserves Class	$ 9,912
Daily Money Class	7,787
$ 17,699
Tax-Exempt
Capital Reserves Class	$ 428
Daily Money Class	370
Fidelity Tax-Free Money Market Fund	9,568
Premium Class	-**
$ 10,366
Government
Capital Reserves Class	$ 11
Daily Money Class	5
$ 16

* Amount represents eighty-one dollars.

** Amount represents thirty-two dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, FIIOC was named as the transfer, dividend disbursing and shareholder servicing agent for Tax-Exempt. In addition, effective May 8, 2015, JP Morgan Chase Bank was approved as the custodian for Tax-Exempt.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class of Prime and Tax-Exempt and contractually agreed to reimburse each class of Government. The reimbursement for Government will remain in place through December 31, 2015.

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5. Expense Reductions - continued

Effective April 6, 2015, the investment adviser contractually agreed to reimburse Premium Class of Tax-Exempt through December 31, 2018.

Each class is reimbursed to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period.

	Expense Limitations	Reimbursement
Prime
Capital Reserves Class	.95%	$ 5,850
Daily Money Class	.70%	4,523
Tax-Exempt
Capital Reserves Class	.95%	$ 113
Daily Money Class	.70%	94
Fidelity Tax-Free Money Market Fund	.45%	2,319
Premium Class	.33%	-***
Government
Capital Reserves Class	.95%	$ 25
Daily Money Class	.70%	16

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Capital Reserves Class	$ 5,238
Daily Money Class	14,667
Advisor B Class	80
Advisor C Class	726
Fidelity Treasury Fund	-*
Prime
Capital Reserves Class	$ 35,414
Daily Money Class	18,149
Tax-Exempt
Capital Reserves Class	$ 1,916
Daily Money Class	1,198
Fidelity Tax-Free Money Market Fund	19,120
Premium Class	-**
Government
Capital Reserves Class	$ 39
Daily Money Class	11

* Amount represents one hundred sixty-four dollars.

** Amount represents seventy-nine dollars.

*** Amount represents thirty-two dollars.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of Treasury and Prime Funds' operating expenses during the period in the amount of $4 and $3, respectively.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$ 1
Tax-Exempt	52

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
Treasury
From net investment income
Capital Reserves Class	$ 56	$ 136
Daily Money Class	217	402
Advisor B Class	1	2
Advisor C Class	5	10
Total	$ 279	$ 550
Prime
From net investment income
Capital Reserves Class	$ 490	$ 997
Daily Money Class	385	877
Total	$ 875	$ 1,874
Tax-Exempt
From net investment income
Capital Reserves Class	$ 21	$ 42
Daily Money Class	18	42
Fidelity Tax-Free Money Market Fund	474	925
Total	$ 513	$ 1,009
From net realized gain
Capital Reserves Class	$ 25	$ -
Daily Money Class	21	-
Fidelity Tax-Free Money Market Fund	557	-
Total	$ 603	$ -
Government
From net investment income
Capital Reserves Class	$ 1	$ -***
Daily Money Class	-**	-****
Total	$ 1	$ 1

** Amount represents fifty dollars

*** Amount represents one hundred and seventy-two dollars.

**** Amount represents three hundred and forty-one dollars.

Semiannual Report

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended April 30, 2015	Year ended October 31, 2014
Treasury
Capital Reserves Class
Shares sold	1,599,069	4,045,436
Reinvestment of distributions	37	85
Shares redeemed	(2,166,878)	(3,725,456)
Net increase (decrease)	(567,772)	320,065
Daily Money Class
Shares sold	7,554,006	14,589,850
Reinvestment of distributions	138	297
Shares redeemed	(8,490,017)	(13,968,841)
Net increase (decrease)	(935,873)	621,306
Advisor B Class
Shares sold	1,328	4,147
Reinvestment of distributions	1	2
Shares redeemed	(5,147)	(11,949)
Net increase (decrease)	(3,818)	(7,800)
Advisor C Class
Shares sold	55,350	105,037
Reinvestment of distributions	5	10
Shares redeemed	(56,590)	(118,746)
Net increase (decrease)	(1,235)	(13,699)
Fidelity Treasury Fund A
Shares sold	5,662	-
Shares redeemed	(33)	-
Net increase (decrease)	5,629	-
Prime
Capital Reserves Class
Shares sold	19,930,772	38,282,968
Reinvestment of distributions	366	772
Shares redeemed	(20,783,097)	(38,442,087)
Net increase (decrease)	(851,959)	(158,347)
Daily Money Class
Shares sold	13,227,922	29,102,799
Reinvestment of distributions	308	727
Shares redeemed	(13,974,477)	(30,380,211)
Net increase (decrease)	(746,247)	(1,276,685)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
Tax-Exempt
Capital Reserves Class
Shares sold	863,100	1,809,278
Reinvestment of distributions	32	30
Shares redeemed	(899,306)	(1,830,204)
Net increase (decrease)	(36,174)	(20,896)
Daily Money Class
Shares sold	569,224	1,131,842
Reinvestment of distributions	34	38
Shares redeemed	(585,441)	(1,212,077)
Net increase (decrease)	(16,183)	(80,197)
Fidelity Tax-Free Money Market Fund Shares sold	13,752,164	27,731,483
Reinvestment of distributions	932	855
Shares redeemed	(13,836,156)	(27,422,621)
Net increase (decrease)	(83,060)	309,717
Premium Class A Shares sold	1,305	-
Net increase (decrease)	1,305	-
Government
Capital Reserves Class
Shares sold	79,708	6,115
Reinvestment of distributions B	-	-
Shares redeemed	(33,751)	(4,752)
Net increase (decrease)	45,957	1,363
Daily Money Class
Shares sold	6,465	6,024
Reinvestment of distributions C	-	-
Shares redeemed	(6,302)	(3,539)
Net increase (decrease)	163	2,485

A Share transactions are for the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

B Amount represents one hundred and sixty-seven dollars and one hundred and forty-one dollars, respectively.

C Amount represents one hundred and fifty-six dollars and one hundred and ninety-seven dollars, respectively.

8. Proposed Reorganization.

The Board of Trustees of Treasury Fund approved an Agreement and Plan of Reorganization (the Agreement) between Treasury Fund and Fidelity Treasury Money Market Fund. Pursuant to the Agreement, Treasury Fund will acquire all the assets and assume all the

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8. Proposed Reorganization - continued

liabilities of Fidelity Treasury Money Market Fund. The reorganization will be accomplished by an exchange of Treasury Fund shares of Treasury Fund for shares of Fidelity Treasury Money Market at a net asset value of $1.00 on the date the reorganization is effective. The reorganization provides shareholders of Fidelity Treasury Money Market Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Treasury Money Market Fund shareholder approval and is expected to become effective on or about June 19, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of Prime Fund approved an Agreement and Plan of Reorganization (the Agreement) between Prime Fund and Fidelity Government Money Market Fund. Pursuant to the Agreement, Fidelity Government Money Market Fund will acquire all the assets and assume all the liabilities of Prime Fund. The reorganization will be accomplished by an exchange of each class of shares of Prime Fund for shares of the corresponding class of Fidelity Government Money Market Fund at a net asset value of $1.00 on the date the reorganization is effective. The reorganization provides shareholders of Prime Fund access to a larger portfolio with a similar investment objective.

Prime Fund's shareholders approved the reorganization that is expected to become effective on or about November 13, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

9. Reorganization.

Subsequent to period end, on May 15, 2015, Tax-Exempt Fund ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity AMT Tax-Free Money Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board") on January 14, 2015. The reorganization was accomplished by an exchange of shares of Premium class of the Acquiring Fund for shares then outstanding of Fidelity AMT Tax-Free Money Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Fidelity AMT Tax-Free Money Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity AMT Tax-Free Money Fund's net assets of $810,180, including securities of $804,913, were combined with the Acquiring Fund's net assets of $9,936,040 for total net assets after the reorganization of $10,746,220.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Reorganization - continued

Subsequent to period end, on May 15, 2015, the Fidelity Government Money Market Fund ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Government Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board") on January 14, 2015. The reorganization was accomplished by an exchange of shares of each applicable class of the Acquiring Fund for corresponding shares then outstanding of Government Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Government Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Government Fund's net assets of $48,339, including securities of $48,366, were combined with the Acquiring Fund's net assets of $16,623,004 for total net assets after the reorganization of $16,671,343.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders each were owners of record of more than 50% of the outstanding shares of the following funds:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Government	1	75%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,317,803,847.13	96.021
Withheld	593,395,177.17	3.979
TOTAL	14,911,199,024.30	100.000
John Engler
Affirmative	14,288,731,385.40	95.826
Withheld	622,467,638.90	4.174
TOTAL	14,911,199,024.30	100.000
Albert R. Gamper, Jr.
Affirmative	14,275,397,568.47	95.737
Withheld	635,801,455.83	4.263
TOTAL	14,911,199,024.30	100.000
Robert F. Gartland
Affirmative	14,307,167,124.88	95.950
Withheld	604,031,899.42	4.050
TOTAL	14,911,199,024.30	100.000
Abigail P. Johnson
Affirmative	14,301,317,245.99	95.910
Withheld	609,881,778.31	4.090
TOTAL	14,911,199,024.30	100.000
Arthur E. Johnson
Affirmative	14,262,165,346.00	95.648
Withheld	649,033,678.30	4.352
TOTAL	14,911,199,024.30	100.000
Michael E. Kenneally
Affirmative	14,289,797,030.10	95.833
Withheld	621,401,994.20	4.167
TOTAL	14,911,199,024.30	100.000
James H. Keyes
Affirmative	14,251,305,766.33	95.575
Withheld	659,893,257.97	4.425
TOTAL	14,911,199,024.30	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	14,297,493,744.68	95.885
Withheld	613,705,279.62	4.115
TOTAL	14,911,199,024.30	100.000
Geoffrey A. von Kuhn
Affirmative	14,264,010,547.24	95.660
Withheld	647,188,477.06	4.340
TOTAL	14,911,199,024.30	100.000
PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Prime Fund to Fidelity Government Money Market Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Government Money Market Fund and the assumption by Fidelity Government Money Market Fund of Prime Fund's liabilities, in complete liquidation of Prime Fund.B

	# of Votes	% of Votes
Affirmative	7,891,168,882.50	85.890
Against	284,661,307.84	3.098
Abstain	626,805,173.78	6.822
Broker Non-Votes	384,971,124.98	4.190
TOTAL	9,187,606,489.10	100.000
A Denotes trust-wide proposal and voting results. B The special meeting of shareholders of Prime Fund reconvened on June 8, 2015 with respect to this proposal.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY (Government Fund,
Prime Fund, and Treasury Fund)

JPMorgan Chase Bank
New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMFI-SANN-0615
1.703547.117

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015